Premises and Equipment, Net	9 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net
Premises and Equipment, Net

Premises and equipment, net, are summarized as follows for the dates indicated:

	December 31,	March 31,
	2012	2012
Land	$5,471,503	$5,471,503
Buildings And Improvements	17,591,652	17,570,577
Furniture And Equipment	10,684,296	11,180,104
Construction In Progress	77,058	83,749
Total Premises And Equipment	33,824,509	34,305,933
Less Accumulated Depreciation	(15,906,612)	(15,579,634)
Total Premises And Equipment, Net	$17,917,897	$18,726,299

Depreciation expense for the nine months ended December 31, 2012, and for the years ended March 31, 2012, and 2011 was $1.1 million, $1.5 million, and $1.5 million, respectively. The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2012, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2013	$413,520
2014	415,125
2015	357,141
2016	299,157
2017	261,665
Thereafter	1,156,558
Total Future Minimum Payments	$2,903,166

Total rental expense amounted to $306,000, $401,000, and $434,000 for the nine months ended December 31, 2012, and for the years ended March 31, 2012 and 2011, respectively.  Four lease agreements with monthly expenses of $6,484, $800, $8,571, and $9,983 have multiple renewal options totaling 30, 10, 35, and 10 years, respectively.